Supplementary information on capital management (Details) - EUR (€)	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Jun. 30, 2019	Dec. 31, 2017	Jun. 30, 2018
Supplementary information on capital management
Total equity including noncontrolling interests	€ 12,901,958,000	€ 11,978,295,000	€ 12,800,451,000	€ 10,823,110,000
Debt			13,409,563,000
Total assets	€ 26,242,268,000		€ 31,956,001,000		€ 25,044,928,000
Debt in % of total assets	28.80%	28.80%	42.00%	30.99%
Total equity in % of total assets	49.20%	49.20%	40.10%	45.07%